Accrued Expenses and Other Current Liabilities - Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Taxes payable	$ 12.8	$ 6.2
Rebates, credits and discounts due to customers	11.1	8.2
Insurance	6.4	6.3
Costs to sell discontinued operations	5.0
Bonuses	4.1	4.5
Vacation pay	2.7	2.9
Salaries and wages	2.7	2.2
Restructuring reserves	3.1	0.2	$ 2.3	$ 1.4
Employee benefit plans	2.0	2.6
Professional fees	1.5	0.7
Other	5.0	6.2
Accrued expenses and other current liabilities, total	$ 55.4	$ 40.0